Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity	$ 570,896,000	$ 583,397,000	$ 651,670,000
Transfers between levels of fair value hierarchy	0	0
Cash and cash equivalents	6,971,000	5,892,000	$ 12,539,000
Recurring fair value measurement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 83,641,000	$ 60,180,000
Currency Risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Monetary assets and liabilities currency risk percentage change	10.00%
Other Price Risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long term investments percentage change threshold	10.00%
Long term investments fair value increase (decrease) potential in profit (loss)	$ 1,600,000
Long term investments fair value increase (decrease) potential in other comprehensive income (loss)	$ 5,200,000